Schedule of property plant and equipment (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Fixtures and fittings [member] | Bottom of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		10.00%
Fixtures and fittings [member] | Bottom of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Fixtures and fittings [member] | Top of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Fixtures and fittings [member] | Top of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Office equipment [member] | Bottom of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		10.00%
Office equipment [member] | Bottom of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Office equipment [member] | Top of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Office equipment [member] | Top of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Medical Equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Medical Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Computer equipment [member] | Bottom of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		10.00%
Computer equipment [member] | Bottom of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Computer equipment [member] | Top of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Computer equipment [member] | Top of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Renovation [member] | Bottom of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		10.00%
Renovation [member] | Bottom of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Renovation [member] | Top of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Renovation [member] | Top of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Laboratory [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		10.00%
Laboratory [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Aircraft [member] | Bottom of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		10.00%
Aircraft [member] | Bottom of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Aircraft [member] | Top of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Aircraft [member] | Top of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Mobile device [member] | Bottom of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		10.00%
Mobile device [member] | Bottom of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Mobile device [member] | Top of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Mobile device [member] | Top of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Laboratory Equipment [member] | Bottom of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		10.00%
Laboratory Equipment [member] | Bottom of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Laboratory Equipment [member] | Top of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Laboratory Equipment [member] | Top of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Machinery [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		10.00%
Machinery [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Computer And ICT [member] | Bottom of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		10.00%
Computer And ICT [member] | Bottom of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Computer And ICT [member] | Top of range [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Computer And ICT [member] | Top of range [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Signboard [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Signboard [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Motor vehicles [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment		20.00%
Motor vehicles [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%